Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Taxation [Abstract]
Schedule of income tax expense
	For the years ended December 31,
	2018	2017	2016
Income tax expense is comprised of:
Current income tax	$17,635	$1,869,437	$4,789,085
Deferred income tax expense (benefit)	-	885,312	(667,747)
Total	$17,635	$2,754,749	$4,121,338

Schedule of deferred tax assets and liabilities
	December 31,	December 31,
	2018	2017
Accrued interest receivable	52,930	267,208
Accrued interest payable	1,058,637	442,258
Provision for loan losses	21,300,459	9,609,133
Accruals	22,093	20,250
Investment impairment	545,248	-
Net operating losses carryforwards	787,092	-
Deferred tax assets	$23,766,459	$10,338,849
Valuation allowance	(23,766,459)	(10,338,849)
Deferred tax assets, net	$-	$-

Schedule of effective income tax rate and PRC statutory income tax
	For the years ended December 31,
	2018	2017	2016
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of preferential income tax rate	(9.6)	(9.8)	(8.3)
Effect of different income tax rate in other jurisdictions	(0.3)	-	-
Effect of non-deductible expenses	(0.0)	0.0	0.1
Provision for DTA allowance	(15.1)	(19.1)	0.0
Others	(0.0)	(1.4)	2.5
Effective tax rate	(0.0)%	(5.3)%	19.3%

Schedule of income tax payable
	December 31,	December 31,
	2018	2017
Income Tax Payable	$803,650	$847,528